UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Government Money Market Portfolio

The schedules are not audited.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 33.4%
223,000		Fannie Mae, 1.800%, 10/29/2018	$222,138	0.1
1,000,000		Federal Farm Credit Banks, 1.280%, 04/13/2018	999,886	0.2
4,250,000		Federal Farm Credit Banks, 1.670%, (PRIME + (3.080)%), 03/12/2019	4,250,795	1.0
350,000		Federal Farm Credit Banks, 1.750%, 09/28/2018	348,515	0.1
4,800,000		Federal Farm Credit Banks, 1.760%, (US0001M + 0.045%), 04/09/2018	4,800,246	1.1
3,500,000		Federal Farm Credit Banks, 1.760%, (US0001M + 0.055%), 06/08/2018	3,501,302	0.8
1,000,000		Federal Farm Credit Banks, 1.780%, (US0001M + 0.045%), 06/11/2018	1,000,367	0.2
200,000		Federal Farm Credit Banks, 1.830%, (US0001M + 0.020%), 05/17/2018	200,037	0.0
1,000,000		Federal Farm Credit Banks, 1.910%, 01/25/2019	994,478	0.2
600,000		Federal Farm Credit Banks, 1.920%, (US0001M + 0.065%), 10/22/2018	600,629	0.1
700,000		Federal Farm Credit Banks, 1.940%, (US0001M + 0.120%), 06/20/2018	700,413	0.2
5,575,000		Federal Farm Credit Banks, 1.970%, (US0003M + (0.050)%), 06/06/2018	5,576,877	1.3
3,000,000		Federal Farm Credit Banks, 1.990%, (USBMMY3M + 0.200%), 11/14/2018	3,004,099	0.7
505,000	(1)	Federal Farm Credit Discount Notes, 1.280%, 04/09/2018	504,860	0.1
250,000	(1)	Federal Farm Credit Discount Notes, 1.860%, 10/31/2018	247,337	0.1
2,000,000		Federal Home Loan Bank Discount Notes, 1.660%, 04/25/2018	1,997,840	0.5
3,700,000	(1)	Federal Home Loan Bank Discount Notes, 1.670%, 04/06/2018	3,699,162	0.8
300,000		Federal Home Loan Banks, 1.480%, (US0003M + (0.220)%), 04/06/2018	299,999	0.1
5,000,000		Federal Home Loan Banks, 1.480%, (US0003M + (0.220)%), 07/09/2018	4,999,731	1.1
6,000,000		Federal Home Loan Banks, 1.530%, (US0001M + (0.140)%), 01/02/2019	5,998,869	1.4
26,000,000		Federal Home Loan Banks, 1.610%, (US0001M + (0.140)%), 04/13/2018	26,000,320	6.0
7,600,000		Federal Home Loan Banks, 1.660%, (US0001M + (0.125)%), 11/16/2018	7,600,000	1.7
850,000		Federal Home Loan Banks, 1.670%, (US0001M + (0.143)%), 05/18/2018	849,981	0.2
6,000,000		Federal Home Loan Banks, 1.690%, (US0001M + (0.130)%), 08/20/2018	6,000,000	1.4
1,154,000		Federal Home Loan Mortgage Corp., 1.410%, 04/09/2018	1,153,835	0.3
22,750,000		Federal Home Loan Mortgage Corp., 1.600%, (US0001M + (0.170)%), 06/14/2018	22,750,000	5.2
1,750,000		Federal Home Loan Mortgage Corp., 1.640%, (US0001M + (0.165)%), 05/18/2018	1,750,000	0.4
7,500,000		Federal Home Loan Mortgage Corp., 1.710%, (US0001M + (0.130)%), 11/21/2018	7,500,000	1.7
22,750,000		Federal Home Loan Mortgage Corp., 1.750%, (US0001M + (0.125)%), 11/27/2018	22,750,000	5.2
900,000		Federal National Mortgage Association, 1.350%, 05/21/2018	899,569	0.2
4,000,000		Freddie Mac, 1.490%, (US0003M + (0.250)%), 07/24/2018	3,999,988	0.9
500,000		Freddie Mac, 1.820%, 11/19/2018	497,997	0.1

	Total U.S. Government Agency Debt
	(Cost $145,699,270)		145,699,270	33.4

U.S. TREASURY DEBT: 45.2%
110,500,000		United States Treasury Bill, 1.530%, 05/10/2018	110,321,293	25.3
23,750,000		United States Treasury Bill, 1.690%, 08/09/2018	23,608,704	5.4

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: (continued)
47,000,000	United States Treasury Bill, 1.760%, 04/26/2018	$46,943,861	10.8
16,000,000	United States Treasury Bill, 1.800%, 06/28/2018	15,931,262	3.7

	Total U.S. Treasury Debt
	(Cost $196,805,120)	196,805,120	45.2

U.S. TREASURY REPURCHASE AGREEMENT: 21.6%
	Repurchase Agreement: 21.6%
94,286,000	Deutsche Bank Repurchase Agreement dated 3/29/2018, 1.800%, due 4/2/2018, $94,304,857 to be received upon repurchase (Collateralized by $160,813,156, U.S. Treasury Note, 0.000%, Market Value plus accrued interest $97,114,580 due 11/15/2019-5/15/2046)	94,286,000	21.6

	Total U.S. Treasury Repurchase Agreement
	(Cost $94,286,000)	94,286,000	21.6

	Total Investments in Securities (Cost $436,790,390)	$436,790,390	100.2
	Liabilities in Excess of Other Assets	(681,686)	(0.2)
	Net Assets	$436,108,704	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At March 31, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$–	$94,286,000	$–	$94,286,000
U.S. Treasury Debt	–	196,805,120	–	196,805,120
U.S. Government Agency Debt	$–	$145,699,270	$–	$145,699,270
Total Investments, at fair value	$–	$436,790,390	$–	$436,790,390

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Government Money Market Portfolio

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018